Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Balance	$ 410,138	$ 410,138
Accumulated Amortization	(125,559)	(55,052)
Net Book Value	$ 284,579	$ 355,086
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)	8 years 6 months	8 years 6 months
Gross Balance	$ 257,438	$ 257,438
Accumulated Amortization	(49,401)	(19,142)
Net Book Value	$ 208,037	238,296
Developed technology | Galileo Financial Technologies, Inc.
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 253,000
Customer-related
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)	3 years 7 months 6 days	3 years 7 months 6 days
Gross Balance	$ 125,350	$ 125,350
Accumulated Amortization	(57,083)	(22,102)
Net Book Value	$ 68,267	103,248
Customer-related | Galileo Financial Technologies, Inc.
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 125,000
Trade names, trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)	8 years 7 months 6 days	8 years 7 months 6 days
Gross Balance	$ 10,000	$ 10,000
Accumulated Amortization	(1,901)	(736)
Net Book Value	8,099	9,264
Trade names, trademarks and domain names | Galileo Financial Technologies, Inc.
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		$ 10,000
Core banking infrastructure
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)		1 year
Gross Balance	17,100	$ 17,100
Accumulated Amortization	(17,100)	(13,043)
Net Book Value	$ 0	$ 4,057
Broker-dealer license and trading rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (Years)	5 years 8 months 12 days	5 years 8 months 12 days
Gross Balance	$ 250	$ 250
Accumulated Amortization	(74)	(29)
Net Book Value	$ 176	$ 221